Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Allowance for credit losses	¥ 38,829	$ 5,320	¥ 31,586
Accrued staff cost and expenses	46,729	6,402	108,733
Deferred revenue	9,841	1,348	12,525
Tax losses	412,192	56,470	446,091
VAT refund	1,957	268	8,308
Less: Valuation allowances	(201,302)	(27,578)	(311,645)
Total deferred tax assets	308,246	42,230	295,598
Deferred tax liabilities
Identifiable intangible assets arising from acquisition	19,128	2,621	30,239
Intangible assets and internally-developed software	11,280	1,545	12,721
Outside basis difference and others	437,670	59,960	433,801
Withholding income tax			21,194
Total deferred tax liabilities	¥ 468,078	$ 64,126	¥ 497,955